Note 7 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended March 31
	2017	2016
NET SALES:
Coil	$64,641,805	$66,114,148
Tubular	13,114,250	15,517,234
TOTAL NET SALES	$77,756,055	$81,631,382
OPERATING PROFIT (LOSS):
Coil	$(770,091)	$5,098,322
Tubular	(1,438,088)	(3,097,409)
TOTAL OPERATING PROFIT (LOSS)	(2,208,179)	2,000,913
General corporate expenses	(2,001,642)	(1,977,542)
Interest and other income	59,005	375,310
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES	$(4,150,816)	$398,681
IDENTIFIABLE ASSETS:
Coil	$21,832,790	$25,316,558
Tubular	37,298,800	37,543,446
	59,131,590	62,860,004
General corporate assets	4,131,707	4,030,393
TOTAL ASSETS	$63,263,297	$66,890,397
DEPRECIATION:
Coil	$1,208,446	$1,153,519
Tubular	378,077	510,427
Corporate and other	7,883	9,775
	$1,594,406	$1,673,721

CAPITAL EXPENDITURES:
Coil	$75,889	$422,481
Tubular	715,973	1,695,512
Corporate and other	7,469	6,656
	$799,331	$2,124,649